General and administrative expense - Summary of Detailed Information About General and Administrative Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Employee benefits expenses			€ 106,923	€ 26,456	€ 26,915
Depreciation of property, plant and equipment	€ 5,723		5,623	4,309
Impairments of property, plant and equipment	545	€ 0	354	466	272
Reversal of impairments of property, plant and equipment	(122)	0	(381)	0	0
Depreciation of right-of-use assets			3,408	1,805	1,312
Amortization of intangible assets			2,720	3,737
Legal, accounting and consulting fees				640
Total	€ 278,859	€ 144,021	337,451	47,468	39,199
General and administrative Expenses [Member]
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Employee benefits expenses			105,025	23,549	21,977
Depreciation of property, plant and equipment			5,623	4,309	4,406
Impairments of property, plant and equipment			354	466	272
Reversal of impairments of property, plant and equipment			(381)	0	0
Depreciation of right-of-use assets			3,316	1,652	1,072
Amortization of intangible assets			2,720	3,737	2,338
IT costs			1,625	2,786	2,638
Housing and facility costs			337	496	553
Travelling costs			7	81	716
Legal, accounting and consulting fees			208,945	9,134	4,451
Other costs			9,880	1,258	776
Total			€ 337,451	€ 47,468	€ 39,199